Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Financial assets
Cash and cash equivalents	$ 34.0	$ 44.6	$ 153.5	$ 116.7	$ 99.5
Receivables	65.2	65.3
Related party receivables	64.0	74.1
Non-current investments	178.2	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	206.4	210.3
Related party payables	2,000.7	2,653.1
Carrying Value
Financial assets
Cash and cash equivalents	34.0	44.6
Receivables	42.5	46.4
Related party receivables	64.0	74.1
Non-current investments	155.5	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	159.7	165.7
Related party payables	2,000.7	2,653.1
Fair Value
Financial assets
Cash and cash equivalents	34.0	44.6
Receivables	42.5	46.4
Related party receivables	64.0	74.1
Non-current investments	155.5	164.8
Financial liabilities
Long-term loans	492.5
Accounts payable and provisions	159.7	165.7
Related party payables	$ 2,000.7	$ 2,653.1